UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.3%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BB–	$ 852,260
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.3%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A+	2,729,825
	2011B-1&2, 5.250%, 3/01/39
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	632,100
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay	No Opt. Call	A–	2,282,513
	Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series	No Opt. Call	BBB	162,089
	1998, 0.000%, 7/01/20 – NPFG Insured
5,565	Total Arizona			5,806,527
	Arkansas – 0.8%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2 (4)	2,040,620
	12/01/32 (Pre-refunded 12/01/12) – FGIC Insured
	California – 13.2%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	1,044,670
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,203,740
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
3,600	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa2	1,152,144
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/12 at 100.00	A2	501,500
	Projects, Series 1998A, 5.250%, 12/01/16
1,055	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	1,116,222
	California Projects, Series 1993A, 5.500%, 6/01/14
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,653,300
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/12 at 100.00	AA– (4)	1,509,720
	2002B, 5.625%, 8/15/42 (Pre-refunded 8/01/12)
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	A1	60,188
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	A+	1,867,371
	School Facilities Improvement District 4, Election 2006 Series 2007A, 0.000%, 10/01/24 –
	NPFG Insured
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,391,616
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	725,390
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,670,348
	Election 2004 Series 2006, 0.000%, 8/01/25 – NPFG Insured
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	549,878
500	Murrieta Valley Unified School District, Riverside County, California, Certificates of Participation,	8/12 at 101.00	A (4)	507,115
	Series 2001, 5.000%, 8/01/27 (Pre-refunded 8/01/12) – NPFG Insured
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	586,315
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	649,873
	6.750%, 11/01/39
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,711,201
	0.000%, 8/01/24 – NPFG Insured
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	1,586,288
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,482,686
	Election 2002 Series 2007, 0.000%, 7/01/25 – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	Aa2	364,160
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	Aa2	645,000
1,500	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A2	1,578,405
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds,	No Opt. Call	Aa2	2,539,357
	Election 2004 Series 2007C, 0.000%, 8/01/30
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,584,419
	Bonds, Series 2005A-1, 5.500%, 6/01/45
58,740	Total California			32,680,906
	Colorado – 7.1%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	562,810
	Series 2009A, 5.500%, 7/01/34
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	BBB+	1,019,090
	Series 2007, 5.250%, 5/15/42
1,975	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	2,114,514
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,085	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,138,317
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,194,520
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,243,759
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	BBB	2,831,877
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	3,290,625
4,300	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	1,339,579
27,290	Total Colorado			17,735,091
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,035,530
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AA+	1,516,380
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 –	4/15 at 100.00	Aa2	2,657,300
	AGM Insured
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/12 at 100.00	A3	625,588
	2001, 5.125%, 7/01/29 – FGIC Insured
5,625	Total Florida			5,834,798
	Georgia – 0.4%
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,089,840
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 15.1%
1,400	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue	No Opt. Call	A2	851,032
	Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	A+	799,731
	Series 2011A, 5.000%, 12/01/41
415	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/13 at 100.00	AA	416,540
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 –	No Opt. Call	AA–	1,049,610
	AGM Insured
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	597,239
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	1,758,823
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,173,701
	Trust 1137, 9.174%, 7/01/15 (IF)
200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	207,652
	5/15/32 – NPFG Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,928,809
	9/01/31 – RAAI Insured
1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	1,790,023
	Centers, Series 2008A, 5.500%, 8/15/30
1,035	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	1,072,043
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	2,262,239
	6.250%, 7/01/22
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AA	1,021,060
	FGIC Insured
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A+	2,439,375
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,901,836
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,472,944
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	419,567
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,415,900
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	2,200,158
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	N/R	4,798,299
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	N/R	894,619
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	N/R	912,131
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,201,574
53,380	Total Illinois			37,584,905
	Indiana – 3.9%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,093,780
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA–	752,320
	0.000%, 6/01/30 – AGM Insured
825	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	AA+	866,077
	Series 2006B-5, 5.000%, 11/15/36
670	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/12 at 100.00	BBB	670,308
	Series 2001, 5.375%, 9/15/22
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	1,035,900
	Indiana, Series 2007, 5.500%, 3/01/37
450	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/12 at 100.00	AA–	450,423
	1998A, 4.625%, 8/15/28 – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series	1/15 at 100.00	AA+	799,590
	2005, 5.000%, 7/15/22 – NPFG Insured
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	4,109,414
	Project, Series 2010, 6.000%, 1/15/19
10,135	Total Indiana			9,777,812
	Iowa – 1.1%
405	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	Aaa	413,647
	(Alternative Minimum Tax)
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	1,366,288
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	892,340
	5.600%, 6/01/34
3,050	Total Iowa			2,672,275
	Kansas – 0.9%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	815,916
	4.875%, 7/01/36
400	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	397,772
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.500%,	4/13 at 100.00	A1	1,006,300
	10/01/26
2,195	Total Kansas			2,219,988
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	2,689,925
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Louisiana – 0.9%
2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	2,301,382
	2004, 5.250%, 7/01/24 – NPFG Insured
	Massachusetts – 1.1%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	530,155
	Series 2008E-1 &2, 5.000%, 7/01/28
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	BBB (4)	1,379,055
	12/01/15 – NPFG Insured (ETM)
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	888,929
	12/01/15 – NPFG Insured
2,590	Total Massachusetts			2,798,139
	Michigan – 4.5%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	364,308
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	B	511,286
	GTY Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,827,575
	7/01/31 – BHAC Insured
2,450	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,458,355
	7/01/33 – FGIC Insured
1,780	Detroit, Michigan, Water Supply System Revenue Bonds, Series 2004A, 4.500%, 7/01/25 –	7/16 at 100.00	BBB	1,796,234
	NPFG Insured
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health
	Credit Group, Series 2002C:
245	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R (4)	250,363
2,655	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	2,712,932
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	319,300
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
10,780	Total Michigan			11,240,353
	Minnesota – 0.6%
1,350	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,375,313
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa1	529,150
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Nevada – 1.2%
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823,	1/20 at 100.00	A+	1,883,250
	20.177%, 1/01/36 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	A+	1,078,680
	Airport, Series 2010A, 5.250%, 7/01/42
2,250	Total Nevada			2,961,930
	New Jersey – 1.8%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,516,975
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
855	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	900,212
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,066,025
4,365	Total New Jersey			4,483,212
	New Mexico – 3.0%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,019,320
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA–	573,359
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA–	681,635
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AA–	2,062,120
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AA–	3,087,570
7,215	Total New Mexico			7,424,004
	New York – 2.0%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,749,300
	Kaleida Health, Series 2006, 4.700%, 2/15/35
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	550,760
	2011A, 5.250%, 2/15/47
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	2,170,380
	Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB–	439,327
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
4,595	Total New York			4,909,767
	Ohio – 2.2%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,080	5.375%, 6/01/24	6/17 at 100.00	B	1,719,723
795	5.125%, 6/01/24	6/17 at 100.00	B	641,907
680	5.875%, 6/01/30	6/17 at 100.00	B+	534,942
775	5.750%, 6/01/34	6/17 at 100.00	BB	596,022
2,680	5.875%, 6/01/47	6/17 at 100.00	BB	2,066,655
7,010	Total Ohio			5,559,249
	Oklahoma – 1.7%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	1,011,710
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	3,097,920
	5.000%, 2/15/42
4,000	Total Oklahoma			4,109,630
	Pennsylvania – 0.6%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,374,465
	Bonds, Series 2010B, 0.000%, 12/01/30
	Puerto Rico – 1.8%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA–	1,084,452
	5.000%, 12/01/20
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+ (4)	2,095,535
	5.000%, 12/01/20 (Pre-refunded 12/01/13)
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,270,050
	8/01/54 – AMBAC Insured
18,000	Total Puerto Rico			4,450,037
	Rhode Island – 2.4%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/12 at 100.00	BBB+	5,936,003
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.5%
475	College of Charleston, South Carolina, Academic and Administrative Facilities Revenue Bonds,	4/14 at 100.00	A1	489,521
	Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	767,655
	GROWTH, Series 2004, 5.250%, 12/01/20
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	4,136,159
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,692,050
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	BBB	536,800
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	BBB	2,605,207
10,610	Total South Carolina			11,227,392
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	AA–	1,027,930
	Series 2004A, 5.250%, 11/01/34
	Texas – 11.8%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/13 at 100.00	BBB	4,048,240
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put
	5/15/17) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	281,335
	6.000%, 1/01/41
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	1,503,660
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	BBB (4)	2,843,550
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	3,124,260
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
360	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BBB	173,812
11,575	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	1,921,103
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	335,633
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	1,422,470
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	353,974
2,500	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	2,569,925
	Series 2004, 6.000%, 12/01/34
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB+	4,890,400
	Series 2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,061,100
1,425	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%,	3/16 at 100.00	Aa2	1,597,496
	3/15/28 – AGM Insured
1,470	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	1,482,789
	2002A, 5.750%, 8/15/38 – AMBAC Insured
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,580,046
	8/01/42 (Alternative Minimum Tax)
38,300	Total Texas			29,189,793
	Utah – 1.3%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	AA+ (4)	1,568,699
	5.000%, 7/01/21 (Pre-refunded 7/01/14) – AMBAC Insured
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	A1	1,674,640
6,900	Total Utah			3,243,339
	Vermont – 0.1%
190	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	8/12 at 100.00	AA–	190,547
	AGM Insured
	Virginia – 1.6%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	10/12 at 100.00	BBB	1,016,580
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA–	1,391,295
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	552,250
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,064,833
4,010	Total Virginia			4,024,958
	Washington – 0.4%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,077,100
	Center, Series 2011A, 5.625%, 1/01/35
	Wisconsin – 2.0%
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,156,100
	Series 2011A, 5.250%, 10/15/39
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,722,940
	Series 2012, 5.000%, 6/01/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,031,480
	Services Inc., Series 2003A, 5.500%, 8/15/18
4,645	Total Wisconsin			4,910,520
$ 311,295	Total Investments (cost $222,566,008) – 94.7%			235,329,160
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 5.7%			14,050,644
	Net Assets – 100%			$ 248,379,804

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$235,329,160	$ —	$235,329,160
* Refer to the Fund's Portfolio of Investments for industry classifications.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $221,166,861.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$14,731,538
Depreciation	(1,569,239)
Net unrealized appreciation (depreciation) of investments	$13,162,299

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012